Segment Reporting	12 Months Ended
Mar. 31, 2026
Disclosure of geographical areas [abstract]
Segment Reporting
17.
SEGMENT REPORTING

Geographic allocation

The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, assesses the performance of the operating segments and allocates resources based on segment revenue and segment profit/(loss). Segment profit/(loss) is measured as the profit or loss after income tax of each operating segment and includes all items of income and expense attributable or allocated to the segment, including the corporate costs of the Company, which are reported within “Cayman and others”. Accordingly, the total of segment profit/(loss) equals consolidated net profit and no reconciling items arise. Revenue is allocated based on the geographical location of the operations.

The six reportable segments are Saudi Arabia, Singapore, Malaysia, Thailand, Indonesia, and Cayman and others. “Cayman and others” comprises the Company’s corporate activities in the Cayman Islands (country of domicile) and the operations in Brunei and, until its deregistration on October 1, 2025, Australia. The specified amounts below are those included in the measure of segment profit/(loss) reviewed by the CODM.

Year ended March 31, 2026 (Successor)

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2026 (Successor)
Total Revenue	91,846	28,839	12,803	13,308	15,677	3,116	165,589
Inter-segment revenue	(85)	(9,572)	(22)	—	—	—	(9,679)
Revenue from external customers	91,761	19,267	12,781	13,308	15,677	3,116	155,910
Segment profit/(loss)	25,665	4,066	2,668	2,071	2,653	(3,245)	33,878
Included in the measure of segment profit/(loss)
Cost of revenue	(64,062)	(13,368)	(8,176)	(10,238)	(10,873)	(1,963)	(108,680)
Selling, general and administrative expenses	(1,513)	(4,278)	(1,111)	(297)	(1,378)	(3,796)	(12,373)
Finance income (interest revenue)	1,705	490	153	126	186	933	3,593
Finance cost (interest expense)	(52)	(215)	(24)	(49)	(57)	(7)	(404)
Other income/expenses, net	(168)	2,655	(400)	(690)	(1,133)	85	349
Income tax expense	(2,006)	(485)	(555)	(89)	231	(1,613)	(4,517)
Depreciation and amortization*	1,221	688	494	546	480	2,937	6,366
Segment assets as of March 31, 2026	104,472	33,662	14,894	17,601	14,544	51,967	237,140
Segment liabilities as of March 31, 2026	12,355	15,309	2,525	2,105	3,241	4,214	39,749

Year ended March 31, 2025 (Successor)

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2025 (Successor)
Total Revenue	141,084	92,114	15,274	11,452	13,555	2,897	276,376
Inter-segment revenue	—	(72,707)	(9)	(53)	—	—	(72,769)
Revenue from external customers	141,084	19,407	15,265	11,399	13,555	2,897	203,607
Segment profit/(loss)	34,295	6,571	3,797	1,934	1,247	(867)	46,977
Included in the measure of segment profit/(loss)
Cost of revenue	(96,515)	(9,566)	(8,445)	(8,989)	(9,242)	(1,863)	(134,620)
Selling, general and administrative expenses	(1,258)	(3,680)	(1,397)	(536)	(1,173)	(1,078)	(9,122)
Finance income (interest revenue)	—	199	14	12	114	—	339
Finance cost (interest expense)	(50)	(71)	(37)	(17)	(35)	(74)	(284)
Other income/expenses, net	(391)	1,870	(332)	(588)	(1,072)	759	246
Income tax expense	(8,575)	(1,588)	(1,271)	653	(900)	(1,508)	(13,189)
Depreciation and amortization*	1,008	725	463	434	508	1,069	4,207
Segment assets as of March 31, 2025	75,886	34,694	12,467	11,346	14,646	21,466	170,505
Segment liabilities as of March 31, 2025	10,712	13,007	3,577	2,667	3,983	1,972	35,918

Period from June 16, 2023 through March 31, 2024 (Successor)

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2024 (Successor)
Total Revenue	112,015	82,372	11,109	7,604	11,154	2,382	226,636
Inter-segment revenue	—	(63,361)	(7)	(1)	—	—	(63,369)
Revenue from external customers	112,015	19,011	11,102	7,603	11,154	2,382	163,267
Segment profit/(loss)	23,351	6,773	1,957	1,316	2,311	46,380	82,088
Included in the measure of segment profit/(loss)
Cost of revenue	(78,303)	(12,816)	(8,693)	(5,915)	(7,078)	(1,720)	(114,525)
Bargain purchase gain	—	—	—	—	—	49,429	49,429
Selling, general and administrative expenses	(584)	(3,481)	(1,046)	(436)	(1,590)	(1,437)	(8,574)
Finance income (interest revenue)	—	—	1	5	49	—	55
Finance cost (interest expense)	(40)	(1)	(41)	(17)	(48)	(768)	(915)
Other income/expenses, net	(796)	2,285	(451)	(68)	(773)	578	775
Income tax expense	(8,941)	1,775	1,085	144	597	(2,084)	(7,424)
Depreciation and amortization*	710	166	374	296	391	2,990	4,927
Segment assets as of March 31, 2024	66,015	36,495	10,594	8,806	10,634	20,888	153,432
Segment liabilities as of March 31, 2024	18,064	37,478	5,073	2,423	2,499	7,541	73,078

Period from April 1, 2023 through June 15, 2023 (Predecessor)

	Saudi Arabia	Singapore	Malaysia	Thailand	Indonesia	Cayman and others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
2024 (Predecessor)
Total Revenue	3,544	6,264	3,422	2,367	3,740	552	19,889
Inter-segment revenue	—	(1,687)	(20)	—	—	—	(1,707)
Revenue from external customers	3,544	4,577	3,402	2,367	3,740	552	18,182
Segment profit/(loss)	247	810	857	515	(188)	134	2,375
Included in the measure of segment profit/(loss)
Cost of revenue	(2,656)	(3,112)	(1,995)	(1,673)	(3,424)	(295)	(13,155)
Selling, general and administrative expenses	(424)	(822)	(252)	28	(157)	(163)	(1,790)
Finance income (interest revenue)	—	63	1	—	9	1	74
Finance cost (interest expense)	(12)	—	(3)	(5)	(9)	(171)	(200)
Other income/expenses, net	(91)	398	(101)	(50)	(110)	(125)	(79)
Income tax expense	(114)	(294)	(195)	(152)	(237)	335	(657)
Depreciation and amortization*	234	16	10	98	16	23	397

* Depreciation and amortization is included in cost of revenue and selling, general and administrative expenses above, and is not an additional expense.

Entity-wide disclosures

Non-current assets by geographic area — non-current assets other than financial instruments and deferred tax assets, by country in which the assets are located, including the country of domicile (Cayman Islands):

	2026	2025
	US$’000	US$’000
Cayman and others	12,604	15,453
Saudi Arabia	9,849	11,006
Singapore	8,739	8,663
Malaysia	902	1,237
Thailand	1,491	911
Indonesia	2,556	2,914
Total	36,141	40,184

Major customer — Revenue from one customer amounted to US$89.5 million (57% of revenue) for the year ended March 31, 2026 and US$137.2 million (67% of revenue) for the year ended March 31, 2025, US$109.7 million (67% of revenue) for the Successor period from June 16, 2023 through March 31, 2024 and US$2.4 million (12% of revenue) for the Predecessor period from April 1, 2023 through June 15, 2023. This revenue is reported in the Saudi Arabia segment. No other single customer accounted for 10% or more of revenue in any period presented.